Fixed Income SHares ("FISH")


                                                              December 11, 2000
Dear Shareholder:

We are pleased to submit our initial report for Fixed Income SHares ("FISH"), covering the period from inception on March 17, 2000, through October 31, 2000. FISH are sub-advised by PIMCO, one of the world's leading bond managers, and are a key component of a client's separate account to create the PIMCO total return investment strategy.

FISH was created as a tool for use in conjunction with other assets to create the Total Return Portfolio for investors. The innovative FISH Series C and Series M are, to our knowledge, the first publicly offered mutual funds with expense ratios of 0%.

Since Series C and Series M provide diversification within a clients' account, rather than being stand-alone products, they can be relatively narrowly focused in the types of securities they own. In addition, both Series have the flexibility of managing portfolio duration within a range of zero to eight years, depending on PIMCO's overall duration target for the total return account.

We believe both Series are well positioned with their current emphasis on investment safety and quality. Since mid-summer, as predicted by Bill Gross, head of our investment team, prices of many lower-quality bonds have come under pressure due to concerns about the economic outlook and the likelihood of additional corporate credit downgrades. Higher-quality issues, including Treasuries and mortgage-backed securities, have generally performed well.

Both Series C and Series M are focused at this time on Ginnie Mae, Fannie Mae and Freddie Mac mortgage-backed securities, which carry implicit AAA ratings and recently were yielding significantly more than comparable Treasury securities. In addition, Series C holds a limited number of corporate bonds chosen for their attractive yields and underlying strong business fundamentals.

At October 31, 2000, Series C and Series M provided dividend yields of 7.01% and 6.80%, respectively. The weighted average maturity for Series C was 5.95 years and for Series M, 8.10 years.

We are ever mindful of the trust you have placed in us and are committed to warranting that trust through the quality of our services and a dedication to serving your unique investment needs.

Sincerely,




Stephen J. Treadway
Chairman
Fixed Income SHares

                                 FISH SERIES C
            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
          FISH SERIES C AND THE LEHMAN INTERMEDIATE U.S. CREDIT INDEX*
              MARCH 17, 2000 (INCEPTION) THROUGH OCTOBER 31, 2000


[CHART OMITTED]


                                           LEHMAN INTERMEDIATE
                            FISH C          US CREDIT INDEX
                      RETURN    GROWTH $   RETURN    GROWTH $
                      -------   ---------  --------  --------
                                10,000               10,000
03/17/00              0.00%     10,000      0.00%    10,000
03/31/00              0.54%     10,054      0.36%    10,036
04/30/00             -0.75%      9,979     -0.58%     9,978
05/31/00             -0.30%      9,949     -0.05%     9,973
06/30/00              2.48%     10,195      2.08%    10,180
07/31/00              1.22%     10,320      0.93%    10,275
08/31/00              1.62%     10,487      1.28%    10,406
09/30/00              0.11%     10,498      0.97%    10,507
10/31/00              0.76%     10,579      0.09%    10,518
Inception, 3.17.00

Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.

*The Lehman Intermediate U.S. Credit Index is an unmanaged index that is not available for direct investment. All interest is reinvested.

                                      FISH
                                    SERIES C
                            SCHEDULE OF INVESTMENTS
                                October 31, 2000

 Principal
  Amount
   (000)                                                        Value
 ----------                                                  -----------
               U.S. GOVERNMENT AGENCY SECURITIES - 99.6%
               FEDERAL  HOME LOAN BANK - 14.9%
$       215    6.30%, 10/28/13 (c)...........................  $  195,326
      1,250    6.575%, 3/11/09 (c)...........................   1,197,785
        650    8.01%, 1/28/19 (a)/(c)........................     158,439
                                                               ----------
                                                                1,551,550
                                                               ----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 59.9%
      3,000    6.625%, 9/15/09 (c)...........................   2,992,872
         47    6.991%, 2/1/18, FRN (c).......................      47,209
      3,000    7.50%, 11/13/30, FRN (b)......................   2,995,320
         53    7.57%, 1/1/26, FRN (c)........................      53,978
        129    8.247%, 4/1/17, FRN (c).......................     133,388
                                                               ----------
                                                                6,222,767
                                                               ----------
               FREDDIE MAC - 23.1%
        527    6.25%, 1/28/14-2/25/14 (c)....................     475,705
        278    6.50%, 7/22/13 (c)............................     255,912
        200    6.656%, 6/1/30, FRN (c).......................     196,536
         58    6.625%, 12/1/18, FRN (c)......................      57,239
      1,400    6.875%, 1/15/05 (c)...........................   1,417,959
                                                               ----------
                                                                2,403,351
                                                               ----------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.7%
        174    7.375%, 1/20/22, FRN (c)......................     175,572
                                                               ----------
               Total U.S. Government Agency Securities
                 (cost-$10,315,357 ).........................  10,353,240
                                                               ----------
               CORPORATE BONDS & NOTES - 38.8%
               AIRLINES - 2.3%
         33    Continental Airlines, Inc.,
               Pass thru certificates, Series 96-2D (c)
                 11.50%, 4/2/08 .............................     33,272
        100    United Airlines, Inc., Pass
               thru certificates, Series 91-B2 (c)
                 10.125%, 3/22/15 ...........................    103,814
        100    US Airways Inc., Pass thru
               certificates, Series 2000-2G (c)
                 8.02%, 2/5/19 ..............................     101,480
                                                               ----------
                                                                  238,566
                                                               ----------
               BANKING - 3.0%
        100    KBC Bank Funding Trust III, VRN (d)
                 9.86%, 11/29/49 ............................     104,401
        100    Royal Bank Scotland Group, Plc-GDR (c)
                 9.118%, 3/31/49 ............................     104,851
        100    Wells Fargo Co., (c)
                 7.25%, 8/24/05 .............................     100,733
                                                               ----------
                                                                  309,985
                                                               ----------
               ELECTRIC - 1.8%
        100    Cinergy Corp., (c)
                 6.125%, 4/15/04 ............................      94,223
        100    CMS Energy Corp., (c)
                 6.75%, 1/15/04 .............................      92,273
                                                               ----------
                                                                  186,496
                                                               ----------
               FINANCIAL SERVICES - 3.8%
        100    Associates Corp. North
               America, (c)
                 6.875%, 11/15/08 ...........................      96,529
        100    Bear Stearns & Co., Inc. (c)
                 6.20%, 3/30/03 .............................      97,663
        100    FleetBoston Financial Corp.,(c)
                 7.25%, 9/15/05 .............................     100,505
        100    Lehman Brothers Holdings, Inc., (c)
                 7.375%, 5/15/04 ............................      99,851
                                                               ----------
                                                                  394,548
                                                               ----------

See accompanying notes to financial statements.

                                      FISH
                                    SERIES C
                             SCHEDULE OF INVESTMENTS
                                October 31, 2000
                                   (continued)
 Principal
  Amount
   (000)                                                        Value
 ---------                                                   -----------
               CORPORATE BONDS & NOTES (continued)
               FINANCING - 7.6%
$       150    Finova Capital Corp., FRN (c)
                 6.91%, 6/18/03..............................  $   92,152
        100    HSBC Capital Funding LP, VRN (d)
                 9.547%, 12/31/49............................     106,235
        100    PP&L Capital Funding, Inc., (c)
                 7.75%, 4/15/05..............................      99,745
        515    Residential Asset Securitization Trust (c)
                 7.00%, 1/25/28..............................     494,536
                                                               ----------
                                                                  792,668
                                                               ----------
               FOOD - 1.0%
        100    Conagra Foods, Inc., (c)
                 7.50%, 9/15/05..............................     100,986
                                                               ----------
               HEALTHCARE & HOSPITALS - 2.9%
        200    HCA-The Healthcare Co., FRN (c)
                 8.16%, 9/19/02..............................    200,000
        100    Tenet Healthcare Corp., (c)
                 8.625%, 12/1/03 ............................    100,776
                                                               ----------
                                                                 300,776
                                                               ----------
               HOTELS - 5.7%
        100    Harrahs Operating Co., Inc.(c)
                 7.875%, 12/15/05............................      97,250
        200    Hilton Hotels Corp., (c)
                 7.70%, 7/15/02..............................     199,506
        100    Mirage Resorts Inc. (c)
                 6.625%, 2/1/05..............................      94,411
        200    Park Place Entertainment Corp., (c)
                 7.95%, 8/1/03 ..............................     199,953
                                                               ----------
                                                                  591,120
                                                               ----------
               INDUSTRIAL - 1.2%
        100    American Standard, Inc., (c)
                 7.125%, 2/15/03 ............................      97,500
        100    Federal-Mogul Co., (c)
                 7.375%, 1/15/06 ............................      27,500
                                                               ----------
                                                                  125,000
                                                               ----------
               MEASURING INSTRUMENTS - 0.9%
        100    Beckman Coulter Inc., (c)
                 7.10%, 3/4/03...............................      97,379
                                                               ----------
               MULTI-MEDIA - 1.3%
        135    Time Warner, Inc., Pass thru certificates (d)
                 6.10%, 12/30/01 ............................     133,008
                                                               ----------
               OIL/GAS - 1.9%
        100    Gulf Canada Resources Ltd., (c)
                 9.25%, 1/15/04..............................     101,500
        100    Phillips Petroleum Co., (c)
                 6.65%, 3/1/03...............................      99,066
                                                               ----------
                                                                  200,566
                                                               ----------
               PAPER - 1.0%
        100    International Paper Co., FRN (d)
                 7.6025%, 7/8/02.............................     100,267
                                                               ----------

See accompanying notes to financial statements.

                                      FISH
                                    SERIES C
                             SCHEDULE OF INVESTMENTS
                                October 31, 2000
                                   (continued)
 Principal
  Amount
   (000)                                                        Value
 ---------                                                   -----------
               CORPORATE BONDS & NOTES (continued)
               TELECOMMUNICATIONS - 4.4%
$       200    Centurytel, Inc., Series I, VRN (c)
                 7.75%, 10/15/02.............................  $  199,725
        100    Cox Communications, Inc., (c)
                 6.69%, 9/20/04 .............................      97,803
        100    Deutsche Telekom International Finance - GDR (c)
                 7.75%, 6/15/05..............................     101,799
        100    U.S. Cellular Corp., (c)
                 6.00%, 6/15/15 (a)..........................      60,625
                                                               ----------
                                                                  459,952
                                                               ----------
                Total Corporate Bonds & Notes
                 (cost-$4,060,738)...........................   4,031,317
                                                               ----------
               SOVEREIGN DEBT OBLIGATIONS- 1.9%
               BRAZIL - 1.0%
        116    Republic of Brazil, FRN (c)
                 7.375%, 4/15/06.............................     105,787
               POLAND - 0.9%
        150    Republic of Poland, (c)
                 3.50%, 10/27/24.............................      96,614
                                                               ----------
                Total Sovereign Debt Obligations
                 (cost-$201,321).............................     202,401
                                                               ----------
               U.S. TREASURY NOTES - 1.6%
        162      3.625%, 7/15/02 (cost-$161,515).............     162,102
                                                               ----------
               SHORT-TERM INVESTMENTS - 11.2%
               CORPORATE NOTES - 7.3%
               AEROSPACE/DEFENSE - 2.9%
        300    Raytheon Co., (c)
                 5.95%, 3/15/01 .............................     298,170
               ELECTRIC - 3.5%
        256    Niagara Mohawk Power Corp., (c)
                 9.25%, 10/1/01..............................     260,783
        100    Public Service Enterprises Group, (c)
                 6.91%, 11/22/00.............................      99,998
               FINANCING - 0.9%
        100    Golden State Escrow Corp. (c)
                 6.75%, 8/1/01...............................      98,741
                                                               ----------
                Total Corporate Notes
                 (amortized cost-$758,135)...................     757,692
                                                               ----------
               COMMERCIAL PAPER - 2.9%
               FINANCIAL SERVICES - 1.9%
        100    Verizon Global Funding, Corp., (c)
                 6.50%, 12/19/00.............................      99,133
        100    Washington Mutual Financial Corp., (c)
                 6.69%, 11/8/00..............................      99,870
               PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.0%
        100    Eastman Kodak Co., (c)
                 6.46%, 12/4/00 .............................      99,408
                                                               ----------
                Total Commercial Paper
                (amortized cost-$298,411)....................     298,411
                                                               ----------

See accompanying notes to financial statements.

                                 FISH SERIES M
            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
            FISH SERIES M AND THE LEHMAN FIXED RATE MORTGAGE BACKED
                               SECURITIES INDEX*
              MARCH 17, 2000 (INCEPTION) THROUGH OCTOBER 31, 2000


[CHART OMITTED]
                                           LEHMAN FIXED RATE
                                           MORTGAGED BACKED
                            FISH M         SECURITIES INDEX*
                      RETURN    GROWTH $   RETURN    GROWTH $
                      -------   ---------  --------  --------
                                10,000               10,000
03/17/00              0.00%     10,000      0.00%    10,000
03/31/00              0.34%     10,034      0.22%    10,022
04/30/00              0.41%     10,075      0.07%    10,029
05/31/00              0.11%     10,086      0.05%    10,034
06/30/00              2.31%     10,319      2.14%    10,249
07/31/00              1.11%     10,434      0.64%    10,314
08/31/00              2.29%     10,673      1.52%    10,471
09/30/00              1.47%     10,830      1.04%    10,580
10/31/00              0.80%     10,916      0.72%    10,656
Inception, 3.17.00


Past performance is not predictive of future performance.
Assumes  reinvestment of all dividends and distributions.

*The Lehman Fixed Rate Mortgage Backed Securities Index is an unmanaged index that is not available for direct investment.
All interest is reinvested.

                                      FISH
                                    SERIES C
                             SCHEDULE OF INVESTMENTS
                                October 31, 2000
                                   (concluded)
 Principal
  Amount
   (000)                                                        Value
 ---------                                                   -----------
               SHORT-TERM INVESTMENTS (continued)
               REPURCHASE AGREEMENT - 1.0%
$       111    Agreement with State Street Bank & Trust Co.,
                 dated October 31, 2000,
                 5.25% due 11/1/00, proceeds: $111,016
                 collateralized by Federal National
                 Mortgage Association, valued at $117,921;
                 (amortized cost-$111,000)...................  $ 111,000
                                                               ---------
                   Total Short-Term Investments
                   (amortized cost-$1,167,546)...............   1,167,103
                                                               ----------
                 Total Investments
                  (cost-$15,906,477)................. 153.1%  $15,916,163
                 Liabilities in excess of other
                  assets ............................ (53.1)   (5,519,969)
                                                      ------   -----------
                  Net Assets......................... 100.0%  $10,396,194
                                                      =====   ===========
--------------------
(a) Zero coupon bond; stated interest rate represents yield to maturity.
(b) When-issued or delayed-delivery security. To be delivered/settled after October 31, 2000.
(c) Segregated  as collateral for when-issued or delayed-delivery security.
(d) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors.
    At October 31, 2000, these securities amounted to $443,911 or 4.3% of net assets.

Glossary:
--------
FRN - Floating Rate Note, interest rate shown is the current rate at
      October 31, 2000
GDR - Global  Depositary  Receipts
VRN - Variable Rate Note, interest rate shown is the current rate at October 31, 2000


Forward Currency Purchase-Contracts:
                      Value at          Current
Type               Settlement Date       Value     Depreciation
----               ---------------      -------    ------------
Euro Currency,
     expiring
     11/13/00         $166,659         $161,333       $5,326

Euro Currency,
     expiring
     11/20/00           87,094           84,940         2,154
                                                      -------
                                                       $7,480
                                                      =======
See accompanying notes to financial statements.

                                      FISH
                                    SERIES M
                            SCHEDULE OF INVESTMENTS
                                October 31, 2000

 Principal
  Amount
   (000)                                                        Value
 ----------                                                  -----------
               U.S. GOVERNMENT AGENCY SECURITIES - 185.8%
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 108.2%
 $    2,560      7.50%, 7/1/29-9/1/29 (a)....................  $2,558,256
      4,500      7.50%, 11/13/30 (b).........................   4,492,980
      4,358      8.00%, 4/1/30 (a)...........................   4,413,760
                                                               ----------
                                                               11,464,996
                                                               ----------
               FREDDIE MAC - 28.4%
      3,065      7.00%, 4/1/29-6/1/30 (a)....................   3,007,619
                                                               ----------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 49.2%
      5,200      7.50%,  11/20/30 (b)........................  5,217,888
                                                               ----------
                  Total U.S. Government Agency Securities
                   (cost-$19,583,088)........................  19,690,503
                                                               ----------
               CORPORATE BOND - 0.0%
               FINANCIAL SERVICES - 0.0%
        -      Green Tree Financial Corp. (a)
                 5.907%, 12/15/24 (cost-$106)................         107
                                                               ----------
               MORTGAGE-RELATED SECURITIES- 2.0%
        129    GMAC Mortgage Corp. Loan Trust (a)
                 6.75%, 8/25/29..............................     117,034
        100    Prudential Home Mortgage Securities (a)
                 6.75%, 11/25/25.............................      93,890
                                                               ----------
                  Total Mortgage-Related Securities
                   (cost-$210,042)...........................     210,924
                                                               ----------
               SHORT-TERM INVESTMENTS - 1.9%
               COMMERCIAL PAPER - 1.9%
        100    Associates Corp. North America, (a)
                 6.55%, 1/24/01..............................      98,391
        100    AT&T Corp., (a)
                 6.47%, 11/29/00.............................      98,257
                                                               ----------
                  Total Short-Term Investments (amortized
                   (cost-$196,728)...........................     196,648
                                                               ----------
                  Total Investments
                   (cost-$19,989,964)............... 189.7%  $ 20,098,182
                  Liabilities in excess of other
                   assets .......................... (89.7)    (9,501,276)
                                                     ------  ------------
                    Net Assets ..................... 100.0%  $ 10,596,906
                                                     =====   ============
----------------
 (a) Segregated as collateral for when-issed or delayed-delivery  security.
 (b) When-issued or delayed-delivery security. To be delivered/settled after October 31, 2000.

See accompanying notes to financial statments.

                                      FISH
                      STATEMENTS OF ASSETS AND LIABILITIES
                                October 31, 2000


ASSETS:                                          SERIES C     SERIES M
                                               ------------  -----------
Investments, at value
 (cost-$15,906,477 and $19,989,964,
  respectively) ............................... $15,916,163    $20,098,182
Cash ..........................................          --        114,936
Receivable for investments sold ...............   4,795,401     40,641,498
Interest receivable ...........................     202,776         64,221
                                               ------------    -----------
    Total Assets...............................  20,914,340     60,918,837
                                               ------------    -----------
LIABILITIES:
Due to custodian ..............................      46,893             --
Payable for investments purchased..............  10,463,773     50,321,931
Payable for Forward currency contracts.........       7,480             --
                                               ------------    -----------
    Total Liabilities..........................  10,518,146     50,321,931
                                               ------------    -----------
     Net Assets................................ $10,396,194    $10,596,906
                                               ============    ============
COMPOSITION OF NET ASSETS:
Beneficial interest shares of  $0.001 par value
 (unlimited number authorized).................       1,027          1,014
Paid-in-capital in excess of par...............  10,306,369     10,306,382
Undistributed net investment income............       7,480            473
Accumulated net realized gain..................      79,134        180,819
Net unrealized apppreciation of investments and
 foreign currency transactions.................       2,184        108,218
                                               ------------    -----------
     Net Assets
                                                $10,396,194    $10,596,906
                                               ============    ===========
Shares outstanding.............................   1,027,209      1,013,709
                                               ------------    -----------
Net asset value, offering price and redemption
 price per share...............................      $10.12         $10.45
                                                     ======         ======


See accompanying notes to financial statements.

                                      FISH
                            STATEMENTS OF OPERATIONS
             For the period March 17, 2000* through October 31, 2000



INVESTMENT INCOME:                               SERIES C     SERIES M
                                               ------------  -----------
 Interest......................................$    261,510  $   264,170

EXPENSES.......................................      --             --
                                               ------------  -----------
  Net investment income........................     261,510      264,170
                                               ------------  -----------

REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS,
  OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS:

  Net realized gain (loss) on:
    Investments................................      88,558      146,772
    Futures contracts..........................      13,655       34,047
    Options written............................       1,342         --
    Foreign currency transactions..............     (16,941)        --
  Net unrealized appreciation of investments
    and other assets and liabilities
     denominated in foreign currency...........       2,184      108,218
                                               ------------  -----------
  Net realized gain on investments, futures
    contracts and options written..............      88,798      289,037
                                               ------------  -----------
  Net increase in net assets resulting from
    investment operations......................$    350,308  $   553,207
                                               ============  ===========



========================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE PERIOD MARCH 17, 2000* THROUGH OCTOBER 31, 2000


INVESTMENT OPERATIONS:                           SERIES C     SERIES M
                                               ------------  -----------
Investment income..............................$    261,510  $   264,170
Net realized gain on investments...............      86,614      180,819
Net unrealized appreciation of investments
 and foreign currency transactions.............       2,184      108,218
                                               ------------  -----------
  Net increase in net assets resulting from
   investments operations......................     350,308      553,207
                                               ------------  -----------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income.........................    (261,510)    (263,697)
                                               ------------  -----------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares...........  10,257,396   10,257,396
                                               ------------  -----------
   Total increase in net assets................  10,346,194   10,546,906

NET ASSETS:
Beginning of period............................      50,000       50,000
                                               ------------  -----------
End of period (includes undistributed net
  investment income of $7,480
   and $473 for Series C and Series M,
    respectively)..............................$ 10,396,194  $10,596,906
                                               ============  ===========

SHARES ISSUED AND REDEEMED:
Issued.........................................   1,022,209    1,008,709
Redemmed.......................................        --             --
                                               ------------  -----------
  Net increase.................................   1,022,209    1,008,709
                                               ============  ===========
---------------------------
* Commencement of operations

See accompanying notes to financial statements.

                                      FISH
                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING FOR THE PERIOD
                    MARCH 17, 2000* THROUGH OCTOBER 31, 2000


                                                 SERIES C     SERIES M
                                               ------------  -----------
Net asset value, beginning of period...........$      10.00  $     10.00
                                               ------------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................        0.45         0.45
Net realized and unrealized gain on
  investments..................................        0.12         0.45
                                               ------------  -----------
 Total income from investment operations.......        0.57         0.90
                                               ------------  -----------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income..........................       (0.45)       (0.45)
                                               ------------  -----------
Net asset value, end of period.................$      10.12  $     10.45
                                               ============  ===========
TOTAL RETURN (1)...............................        5.79%        9.16%
                                               ------------  -----------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)..............$     10,396  $    10,597
Ratio of expenses to average net assets (2)....        0.00%        0.00%
Ratio of net investment income to average net
  assets (2)...................................        7.04%        7.00%
Portfolio Turnover.............................         547%         930%

-----------------
* Commencement of operations
(1) Assumes reinvestment of all dividends. Total return for a period of less than one year is not annualized.
(2) Annualized.

See accompanying notes to financial statements.

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2000

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Fixed Income SHares ("FISH" or the "Trust"), was organized as a Massachusetts Business Trust on November 3, 1999 and offers two series of shares: Series C and Series M (the "Portfolios"). Prior to commencing operations on March 17, 2000, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, open-end investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to PIMCO Advisory Services of 10,000 shares of beneficial interest at an aggregate purchase price of $100,000. The Portfolios are authorized to issue an unlimited number of shares of beneficial interest at $0.001 par value.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements:

   (A) SECURITY VALUATION

Securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sale price, or if no sale is reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

   (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date, as the Portfolios, using reasonable diligence, become aware of such dividends. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis.

   (C) FEDERAL INCOME TAXES

The Portfolios intend to distribute all of their taxable income and comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Portfolios intend not to be subject to U.S. federal excise tax.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

The Portfolios record dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2000
                                   (CONTINUED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   (E) FOREIGN CURRENCY TRANSLATION - SERIES C

The books and records of Series C are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

Series C does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, Series C does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

   (F) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The Portfolios invest in futures contracts for both hedging and investment purposes. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assests, and the possible inability of counterparties to meet the terms of their contracts.

   (G) OPTION TRANSACTIONS

For hedging purposes, each Portfolio may purchase and write (sell) put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in a Portfolio purchasing a security or currency at a price different from the current market value.

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2000
                                   (CONTINUED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   (H) FORWARD CURRENCY TRANSACTIONS - SERIES C

Series C enters into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the investment or anticipated investment in securities denominated in foreign currencies. Series C may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relatve to the U.S. dollar.

   (I) INFLATION-INDEXED BONDS

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

   (J) DELAYED-DELIVERY TRANSACTIONS

The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

   (K) REPURCHASE AGREEMENTS

The Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   (L) RESTRICTED SECURITIES

The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2000
                                   (CONTINUED)

(2) INVESTMENT TRANSACTIONS

     (A) COST OF INVESTMENTS

At October 31, 2000, the Portfolios' cost of investments for federal income tax purposes was $15,908,235 for Series C and $19,990,558 for Series M. Accordingly, the Portfolios' composition of net unrealized appreciation were as follows:

                                                                      Net
                           Gross                  Gross            Unrealized
                        Appreciation           Depreciation       Appreciation
                    ---------------------  ---------------------  -------------
        Series  C          $82,326               $74,398              $7,928
        Series M          $107,705                    $81           $107,624

     (B) PURCHASE AND SALES OF INVESTMENTS

For the period ended October 31, 2000, purchases and sales of investments, other than short-term securities, were as follows:

                                      Purchases                Sales
                                  ------------------    -------------------
                     Series  C        $49,516,454           $34,121,773
                     Series M        $113,521,742           $93,624,466

     (C) WRITTEN OPTION TRANSACTIONS

Series C - Transactions in options written during the period ended October 31, 2000 were as follows:

                                                     Number of        Premiums
                                                     Contracts        Received
                                                  ---------------  -------------
Options outstanding at beginning of period.....           --                --
Options written................................      280,000            $1,442
Options expired................................     (280,000)           (1,442)
                                                 ----------------  -------------
Options outstanding at October 31, 2000........           --                --
                                                 ================  =============

Series M did not have any written option transactions during the period ended October 31, 2000.

(3) CAPITAL STOCK

The following schedule details shareholders owning 5% or more of the Portfolios and the percentage of each Portfolio held by such shareholder:

                                                  % Ownership of Portfolio
                                                  ------------------------
SERIES C:
     PIMCO Advisory Services                               92.2
     Barbara Sinatra Childrens Center                       7.8
SERIES M:
     PIMCO Advisory Services                               92.2
     Barbara Sinatra Childrens Center                       7.8

(4) RELATED PARTY TRANSACTIONS

     (A)  INVESTMENT ADVISER/SUB-ADVISER

PIMCO Advisors L.P. (the "Adviser") serves as the investment adviser to the Portfolios pursuant to an Investment Advisory agreement between the Adviser and the Trust. Pursuant to a Portfolio Management Agreement, the Adviser employs Pacific Investment Management Company LLC ("PIMCO" or the "Sub-Adviser"), an affiliate of the Adviser, to serve as sub-adviser and provide investment advisory services to the Portfolios. The Adviser receives no investment advisory or other fees from the Portfolios and at its own expense pays the fees of the Sub-Adviser.

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2000
                                   (CONCLUDED)

(4) RELATED PARTY TRANSACTIONS (CONTINUED)

     (B)  ADMINISTRATOR

PIMCO Advisory Services (the "Administrator") serves as administrator to the Portfolios pursuant to an administration agreement ("Administration Agreement") with the Trust. The Administrator provides or procures certain administrative services to the Portfolios. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services required for the ordinary operation of the Portfolios, and is responsible for printing, trustees fees, and other portfolio costs. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

     (C)  DISTRIBUTOR

PIMCO Funds Distributors LLC, ("the Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Trust's shares. Pursuant to a distribution agreement with the Trust, the Trust on behalf of the Portfolios pays the Distributor.

(5) ACQUISITION BY ALLIANZ AG

On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interests of the Adviser of which the Sub-Adviser is a subsidiary partnership. As a result of this transaction, the Adviser and its subsidiares, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. The Adviser/Sub-Adviser remain operationally independent, and continue to operate under their existing names, and PIMCO now leads the global fixed income efforts of Allianz AG. Certain key employees, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. With the addition of the Adviser, the Allianz Group manages assets of approximately US$650 billion, including more than 300 mutual funds for retail and institutional clients around the world.

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Trustees
of Fixed Income SHares

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fixed Income SHares at October 31, 2000. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which includes confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Kansas City, Missouri
December 8, 2000